Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations Balance Sheets and Statements of Operations and Comprehensive Loss

Reconciliation of the amounts of income and losses from discontinued operations in the consolidated statements of operations and comprehensive income/ (loss) for the year ended December 31, 2023:

For the Year Ended
December 31, 2023

REVENUE	$-

COST OF REVENUE	-

GROSS PROFIT	-

OPERATING EXPENSES:
Selling and marketing	-
General and administrative
Payroll and related benefits	-
Professional fees	1,528
Other general and administrative	812

Total Operating Expenses	2,340

NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS	$(2,340)

As of November 18, 2023, the assets and liabilities of discontinued operations and reconciliation of gain on sale of discontinued operations of MMBD Advisory and MM Capital, MM SPC and Fundex SPC is as follows:

November 18,
2023
CURRENT ASSETS:
Cash and cash equivalents	$15,280
Accounts receivable, net	95,774
Total current assets of discontinued operations	111,054

Total assets of discontinued operations	$111,054

CURRENT LIABILITIES:
Accrued liabilities and other payables	29,655
Total current liabilities of discontinued operations	29,655

Total liabilities of discontinued operations	$29,655

Total consideration received	1,500
Less: carrying amount of net assets	81,399
Total loss on sale of discontinued operations	$(79,899)